Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
NVIT Small Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: NVIT SMALL CAP INDEX FUND
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to match the performance of the Russell 2000® Index (“Russell 2000 Index”) as closely as possible before the deduction of Fund expenses.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.66%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation or waivers for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of approximately 2,000 common stocks of smaller U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the Russell 2000 Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000 Index or in the same weightings.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Small-cap risk – small-cap companies are usually less stable in price and less liquid than are larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

		Loss of money is a risk of investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class Y Shares (Years Ended December 31,)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 21.29% – 2nd qtr. of 2009 Lowest Quarter: -26.18% – 4th qtr. of 2008
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For Periods Ended December 31, 2015)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The inception date of Class II shares is May 1, 2013. Pre-inception historical performance for Class II shares is based on the previous performance of Class Y shares. Performance for Class II shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares.
NVIT Small Cap Index Fund | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	207
5 Years	rr_ExpenseExampleYear05	366
10 Years	rr_ExpenseExampleYear10	$ 828
1 Year	rr_AverageAnnualReturnYear01	(4.88%)
5 Years	rr_AverageAnnualReturnYear05	8.99%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2013
NVIT Small Cap Index Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	$ 28
3 Years	rr_ExpenseExampleYear03	87
5 Years	rr_ExpenseExampleYear05	152
10 Years	rr_ExpenseExampleYear10	$ 343
2008	rr_AnnualReturn2008	(34.00%)
2009	rr_AnnualReturn2009	27.00%
2010	rr_AnnualReturn2010	26.70%
2011	rr_AnnualReturn2011	(4.15%)
2012	rr_AnnualReturn2012	16.46%
2013	rr_AnnualReturn2013	38.75%
2014	rr_AnnualReturn2014	4.92%
2015	rr_AnnualReturn2015	(4.54%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
1 Year	rr_AverageAnnualReturnYear01	(4.54%)
5 Years	rr_AverageAnnualReturnYear05	9.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2007
NVIT Small Cap Index Fund | Russell 2000® Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.41%)
5 Years	rr_AverageAnnualReturnYear05	9.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 13, 2007

[1]	Under the Fund Participation Agreement between Nationwide Variable Insurance Trust (the "Trust") and Nationwide Financial Services, Inc. ("NFS"), NFS is entitled to receive an administrative services fee of 0.15% with respect to Class II shares of the Fund. NFS has entered into a written contract with the Trust pursuant to which NFS will waive 0.07% of the administrative services fee charged to Class II shares through April 30, 2017. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.